Cover	Aug. 26, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 26, 2026
Entity File Number	001-39933
Entity Registrant Name	FLASH SPORTS & MEDIA HOLDINGS, INC.
Entity Central Index Key	0001706524
Entity Tax Identification Number	46-5158469
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1140 Avenue of the Americas
Entity Address, Address Line Two	Suite 920
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	720
Local Phone Number	390-3880
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	FLZH
Entity Emerging Growth Company	false